UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 11, 2007


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $5,531,300 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874107  416226  6192000 SH		SOLE			0  5445900  746100
ANHEUSER BUSCH COS INC		COMMON		035229103  298966  5924808 SH		SOLE			0  5144608  780200
AUTOMATIC DATA PROCESSIN	COMMON		053015103  385314  7961037 SH		SOLE			0  6994037  967000
BERKSHIRE HATHAWAY INC B	COMMON		084670207  105083    28869 SH		SOLE			0    25718    3151
COCA COLA CO			COMMON		191216100  340704  7098000 SH		SOLE			0  6243000  855000
DISNEY WALT CO			COM DISNEY	254687106  174268  5061515 SH		SOLE			0  4490060  571455
GANNETT INC			COMMON		364730101  292869  5202859 SH		SOLE			0  4572959  629900
GENERAL ELEC CO			COMMON		369604103  441262 12479122 SH		SOLE			0 10965509 1513613
GOLDMAN SACHS GROUP INC		COMMON		38141G104  438032  2119884 SH		SOLE			0  1863440  256444
INTERNATIONAL BUSINESS M	COMMON		459200101  461709  4898254 SH		SOLE			0  4304754  593500
JOHNSON & JOHNSON		COMMON		478160104  358071  5942100 SH		SOLE			0  5224100  718000
LEGG MASON INC			COMMON		524901105   99015  1051000 SH		SOLE			0   921600  129400
MICROSOFT CORP			COMMON		594918104  279667 10034700 SH		SOLE			0  8824200 1210500
PEPSICO INC			COMMON		713448108  348445  5482142 SH		SOLE			0  4816942  665200
PROCTER & GAMBLE CO		COMMON		742718109  213861  3386020 SH		SOLE			0  2974720  411300
WAL MART STORES INC		COMMON		931142103  421122  8969578 SH		SOLE			0  7883778 1085800
WELLS FARGO & CO NEW		COMMON		949746101  456686 13264200 SH		SOLE			0 11665500 1598700
